Equipment	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Note 2 - Equipment

Equipment consists of the following:

	December 31,
	2016	2015
Test vehicles	$124,687	$124,687
Other	5,000	5,000
	129,687	129,687
Less: accumulated depreciation	(58,023)	(32,087)
	$71,664	$97,600

Depreciation expense for the years ended December 31, 2016 and 2015, was $25,936 and $25,853, respectively.